Stock-Based Compensation (Schedule Of Stock-Based Compensation And Related Tax Benefits Recognized) (Details) (USD $) In Millions	6 Months Ended		12 Months Ended
	Jul. 31, 2011	Jul. 31, 2010	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009
Total stock-based compensation expense recorded in continuing operations	$ 43	$ 50	$ 100	$ 103	$ 91
Total stock-based compensation expense recorded in discontinued operations			2	3	3
Tax benefits recognized from stock-based compensation			40	41	37
Vested stock issued as settlement of annual bonus accruals			4	3	3
Vested Stock Awards [Member]
Total stock-based compensation expense recorded in continuing operations			1	1	1
Vesting Stock Awards [Member]
Total stock-based compensation expense recorded in continuing operations	35	36	75	69	62
Stock Options [Member]
Total stock-based compensation expense recorded in continuing operations	10	11	19	30	28
Performance-Based Stock Awards [Member]
Total stock-based compensation expense recorded in continuing operations	$ (2)	$ 3	$ 5	$ 3